Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2016

Collection Period Start	1-Mar-16	Distribution Date	15-Apr-16
Collection Period End	31-Mar-16	30/360 Days	30
Beg. of Interest Period	15-Mar-16	Actual/360 Days	31
End of Interest Period	15-Apr-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	1,108,245,912.32	1,083,521,897.88	0.9103315
Total Securities		1,190,249,771.82	1,108,245,912.32	1,083,521,897.88	0.9103315
Class A-1 Notes	0.420000%	135,000,000.00	52,996,140.50	28,272,126.06	0.2094232
Class A-2a Notes	1.180000%	232,000,000.00	232,000,000.00	232,000,000.00	1.0000000
Class A-2b Notes	0.966200%	190,000,000.00	190,000,000.00	190,000,000.00	1.0000000
Class A-3 Notes	1.540000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	24,724,014.44	19,166.94	183.1408477	0.1419773
Class A-2a Notes	0.00	228,133.33	0.0000000	0.9833333
Class A-2b Notes	0.00	158,081.06	0.0000000	0.8320056
Class A-3 Notes	0.00	359,333.33	0.0000000	1.2833333
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,724,014.44	995,347.99

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,223,650.75
Monthly Interest				4,717,942.91
Total Monthly Payments				20,941,593.66

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				410,562.70
Aggregate Sales Proceeds Advance				1,668,434.49
Total Advances				2,078,997.19

Vehicle Disposition Proceeds:
Reallocation Payments				2,827,490.48
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,532,398.04
Excess Wear and Tear and Excess Mileage				15,823.81
Remaining Payoffs				0.00
Net Insurance Proceeds				953,913.39
Residual Value Surplus				38,264.93
Total Collections				34,388,481.50

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,206,573.48			147
Involuntary Repossession	215,384.00			11
Voluntary Repossession	405,533.00			24
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		938,058.89		53
Customer Payoff			129,788.00	6
Grounding Dealer Payoff			5,271,577.04	228
Dealer Purchase			1,686,683.56	63
Total	2,827,490.48	938,058.89	7,088,048.60	532

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	57,966	1,311,145,188.33	7.00000%	1,108,245,912.32
Total Depreciation Received		(17,794,334.98)		(13,720,769.80)
Principal Amount of Gross Losses	(103)	(2,213,071.91)		(1,925,523.16)
Repurchase / Reallocation	0	-		-
Early Terminations	(57)	(1,021,258.35)		(842,132.19)
Scheduled Terminations	(416)	(9,412,293.57)		(8,235,589.29)
Pool Balance - End of Period	57,390	1,280,704,229.52		1,083,521,897.88

Remaining Pool Balance
Lease Payment				365,800,396.99
Residual Value				717,721,500.89
Total				1,083,521,897.88

III. DISTRIBUTIONS

Total Collections					34,388,481.50
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					34,388,481.50

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					855,641.92
3. Reimbursement of Sales Proceeds Advance					860,711.31
4. Servicing Fee:
Servicing Fee Due					923,538.26
Servicing Fee Paid					923,538.26
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,639,891.49

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					19,166.94

Class A-1 Notes Monthly Interest Paid					19,166.94
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					228,133.33

Class A-2 Notes Monthly Interest Paid					228,133.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					158,081.06

Class A-2 Notes Monthly Interest Paid					158,081.06
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					359,333.33

Class A-3 Notes Monthly Interest Paid					359,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	995,347.99
Total Note and Certificate Monthly Interest Paid	995,347.99
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,753,242.02

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,724,014.44

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	24,724,014.44
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,029,227.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,029,227.58
Gross Reserve Account Balance			23,882,974.16
Remaining Available Collections Released to Seller			6,029,227.58
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			19.23
Monthly Prepayment Speed			90%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,588,299.06
Securitization Value of Gross Losses and Casualty Receivables		1,925,523.16	103
Aggregate Defaulted and Casualty Gain (Loss)		(337,224.10)
Pool Balance at Beginning of Collection Period		1,108,245,912.32
Net Loss Ratio
Current Collection Period		-0.0304%
Preceding Collection Period		-0.0456%
Second Preceding Collection Period		-0.0236%
Third Preceding Collection Period		-0.0049%

Cumulative Net Losses for all Periods		0.0985%	1,172,735.95

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.41%	4,488,503.74	224
61-90 Days Delinquent	0.06%	689,352.90	36
91-120 Days Delinquent	0.02%	272,297.04	13
More than 120 days	0.01%	123,826.05	6
Total Delinquent Receivables:	0.50%	5,573,979.73	279

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.10%	0.09%
Preceding Collection Period		0.12%	0.12%
Second Preceding Collection Period		0.19%	0.19%
Third Preceding Collection Period		0.08%	0.08%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		2,206,573.48	138
Securitization Value		2,298,120.28	138
Aggregate Residual Gain (Loss)		(91,546.80)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		5,264,844.82	327
Cumulative Securitization Value		5,653,265.16	327
Cumulative Residual Gain (Loss)		(388,420.34)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,740,463.72
Reimbursement of Outstanding Advance			860,711.31
Additional Advances for current period			1,668,434.49
Ending Balance of Residual Advance			2,548,186.90

Beginning Balance of Payment Advance			1,741,438.60
Reimbursement of Outstanding Payment Advance			855,641.92
Additional Payment Advances for current period			410,562.70
Ending Balance of Payment Advance			1,296,359.38

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of March 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No